FINANCIAL RISK MANAGEMENT OBJECTIVES AND POLICIES, Capital Management (Details) - USD ($) $ in Thousands		12 Months Ended
		Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Capital Management [Abstract]
Total equity		$ 67,305	$ 77,090	$ 60,575	$ 16,323
Loan facility drawn down		58,715	0
Term Loan Facility [Member]
Capital Management [Abstract]
Loan facility drawn down	[1]	$ 35,904	$ 0
Debt instrument term of basis spread on variable rate		3 years
Debt instrument, basis spread on variable rate		7.50%
TLF Tranche 1 [Member]
Capital Management [Abstract]
Borrowing capacity		$ 40,000
TLF Tranche 2 [Member]
Capital Management [Abstract]
Loan facility drawn down		$ 40,000

[1]	During the year, the Company executed a Term Loan Facility ("TLF") with Tribeca Global Resources Credit Pty Ltd ("Tribeca") (as agent) and drew the first US$40 million tranche of the TLF. Drawdown of the second tranche of the TLF (originally US$16 million, but proposed to be resized to US$10 million - refer to Note 25 for additional details) is conditional upon satisfaction of a ramp-up test, financial undertakings and other customary conditions precedent. The key terms of the three-year TLF are typical of a facility of this nature, including a floating interest rate comprising the US Prime Rate plus a margin of 7.50% pa, plus usual undertakings and events of default for a facility of this nature. The TLF is repayable in a bullet repayment by April 2022. Borrowing costs amounting to US$4.1 million (which includes non-cash share-based payments of US$2.2 million), have been offset against the borrowing.